Consolidated Statements of Operations - USD ($)	12 Months Ended
	Sep. 30, 2016		Sep. 30, 2015
Revenues
Commissions	$ 95,942,000		$ 96,222,000
Net dealer inventory gains	9,595,000		10,512,000
Investment banking	35,271,000		21,004,000
Investment advisory	14,080,000		14,967,000
Interest and dividends	3,109,000		3,604,000
Transfer fees and clearing services	7,152,000		7,993,000
Tax preparation and accounting	8,294,000		8,248,000
Other	633,000		496,000
Total Revenues	174,076,000		163,046,000
Operating Expenses
Commissions, compensation and fees	151,057,000		139,452,000
Clearing fees	2,309,000		2,904,000
Communications	3,157,000		3,792,000
Occupancy	3,819,000		3,962,000
Licenses and registration	1,625,000		1,364,000
Professional fees	6,896,000		4,489,000
Interest	51,000		13,000
Depreciation and amortization	1,213,000		1,127,000
Other administrative expenses	6,418,000		5,465,000
Total Operating Expenses	176,545,000		162,568,000
(Loss) Income before Income Tax Expense	(2,469,000)	[1]	478,000
Income tax expense	3,090,000		193,000
NET (LOSS) INCOME	$ (5,559,000)		$ 285,000
Net (loss) income per share of common stock - Basic (in dollars per share)	$ (0.45)		$ 0.02
Net (loss) income per share of common stock - Diluted (in dollars per share)	$ (0.45)		$ 0.02
Weighted average number of shares outstanding - Basic (in shares)	12,435,923		12,464,496
Weighted average number of shares outstanding - Diluted (in shares)	12,435,923		12,502,254

[1]	Consists of executive salaries and other expenses not allocated to reportable segments by management.